Faegre Drinker Biddle & Reath LLP

320 S. Canal Street, Suite 3300

Chicago, IL 60606

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

December 22, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RiverNorth Managed Duration Municipal Income Fund II, Inc. (the “Fund”) (File Nos. 811-23713; 333-274452)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 (the “Amendment”) to a shelf registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The Amendment is being filed to address oral staff comments to the Registration Statement and make certain other non-material changes.

Subject to the Staff’s approval, it is the Registrant’s intent that the Registration Statement become effective on or before December 29, 2023. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Joshua B. Deringer
Jon Mohrhardt
Marc Collins